34. Insurance coverage	12 Months Ended
Dec. 31, 2019
Insurance Coverage
Insurance coverage
34.	Insurance coverage

The insurance coverage as of December 31, 2019 is summarized as follows:

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Operating risks	26,120
Business interruption	Loss of profits	12,306
Cars and Others	Damages	378

The Company also has specific insurance policies for general civil liability of R$100 and civil responsibility of R$134, coverage against fraud and risk (Criminal) in the amount of R$44 and damage protection and Cybersecurity responsibility (Cyber) of R$37, which totaled a coverage of R$315.